Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.65000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	0.25313%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,485,721.52

Principal:
Principal Collections	$19,603,841.29
Prepayments in Full	$12,088,936.71
Liquidation Proceeds	$308,336.21
Recoveries	$184,475.33
Sub Total	$32,185,589.54
Collections	$33,671,311.06

Purchase Amounts:
Purchase Amounts Related to Principal	$313,513.76
Purchase Amounts Related to Interest	$1,415.24
Sub Total	$314,929.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,986,240.06

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	29
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,986,240.06
Servicing Fee	$493,220.28	$493,220.28	$0.00	$0.00	$33,493,019.78
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,493,019.78
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$33,493,019.78
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$33,493,019.78
Interest - Class A-3 Notes	$615,869.98	$615,869.98	$0.00	$0.00	$32,877,149.80
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$32,497,696.05
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,497,696.05
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$32,374,530.38
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,374,530.38
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$32,286,184.55
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,286,184.55
Regular Principal Payment	$29,333,817.64	$29,333,817.64	$0.00	$0.00	$2,952,366.91
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,952,366.91
Residual Released to Depositor	$0.00	$2,952,366.91	$0.00	$0.00	$0.00
Total		$33,986,240.06

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,333,817.64
Total					$29,333,817.64
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$29,333,817.64	$59.70	$615,869.98	$1.25	$29,949,687.62	$60.95
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$29,333,817.64	$17.98	$1,206,835.23	$0.74	$30,540,652.87	$18.72

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$265,843,156.29	0.5410464	$236,509,338.65	0.4813460
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$507,173,156.29	0.3108345	$477,839,338.65	0.2928565

Pool Information
Weighted Average APR	3.027%	3.021%
Weighted Average Remaining Term	34.29	33.42
Number of Receivables Outstanding	33,900	32,959
Pool Balance	$591,864,335.90	$559,387,620.44
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$544,605,090.24	$514,784,121.87
Pool Factor	0.3312614	0.3130844

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$44,603,498.57
Targeted Overcollateralization Amount	$81,548,281.79
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$81,548,281.79

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	29
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		66	$162,087.49
(Recoveries)		108	$184,475.33
Net Loss for Current Collection Period			$(22,387.84)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0454%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.1333%
Second Prior Collection Period			-0.1815%
Prior Collection Period			0.0773%
Current Collection Period			-0.0467%
Four Month Average (Current and Prior Three Collection Periods)			-0.0710%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,532	$12,079,958.14
(Cumulative Recoveries)			$2,274,050.54
Cumulative Net Loss for All Collection Periods			$9,805,907.60
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5488%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,770.92
Average Net Loss for Receivables that have experienced a Realized Loss			$3,872.79

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.94%	249	$5,247,441.95
61-90 Days Delinquent	0.12%	34	$677,547.67
91-120 Days Delinquent	0.02%	5	$98,878.40
Over 120 Days Delinquent	0.07%	16	$401,025.77
Total Delinquent Receivables	1.15%	304	$6,424,893.79

Repossession Inventory:
Repossessed in the Current Collection Period		13	$308,911.07
Total Repossessed Inventory		21	$490,690.90

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1490%
Prior Collection Period			0.1534%
Current Collection Period			0.1669%
Three Month Average			0.1564%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2105%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	29

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	96	$2,073,306.34
2 Months Extended	113	$2,519,679.04
3+ Months Extended	17	$326,159.94

Total Receivables Extended	226	$4,919,145.32

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer